Operating segments	12 Months Ended
Jun. 30, 2023
Operating segments [Abstract]
Operating segments
Note 4.  Operating segments

Identification of reportable operating segments
The Group operates within one operating segment, being the operation of building and operating data center sites for the purpose of Bitcoin mining and reports to the Chief Operating Decision Maker on the performance of the Group as a whole.

Major customers
The Group generated 100% (2022: 100%, 2021: 100%) of Bitcoin mining revenues through the provision of computing power to two (2022: two, 2021: three) Bitcoin mining pools for the year ended 30 June 2023.

Geographical information
Non-current assets, excluding deferred tax assets, are located in the following geographical locations:

	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Australia	867	810

North America	241,969	406,820